Income tax (Tables)	3 Months Ended
Nov. 30, 2025
Income Tax
Income tax

	For the three months ended November 30,
	2025	2024
Income tax expense	$3,124	$402
Deferred tax expense	1,904	1,291
Net income tax expense	$5,028	$1,693